NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
The Company uses the weighted average ownership percentages during the period to calculate the net loss per share attributable to public shareholders and the noncontrolling interest holders. The following table sets forth the computation of basic and diluted net income (loss) using the treasury stock method:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
(In thousands, except for share and per share amounts)			(As Restated)	(As Restated)
	Successor	Predecessor
Numerator:
Net loss	$(120,557)	$(21,057)	$(19,576)	$(2,370)
Net loss attributable to noncontrolling interest	(24,990)	—	—	—
Net loss attributed to Class A shareholders - basic and diluted EPS	(95,567)	(21,057)	(19,576)	(2,370)
Denominator:
Weighted-average basic shares outstanding	86,460,560	8,000,002	8,000,002	8,000,002
Effect of dilutive securities	—	—	—	—
Weighted-average diluted shares	86,460,560	8,000,002	8,000,002	8,000,002
Basic and diluted net loss per share	$(1.11)	$(2.63)	$(2.45)	$(0.30)
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share of common share because their effect would have been anti-dilutive:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As Restated)	(As Restated)
	Successor	Predecessor
Warrants	29,533,282	—	—	—
Stock options	20,452,155	774,800	800,000	—
Restricted stock	2,802,419	234,842	243,307	—
Total	52,787,856	1,009,642	1,043,307	—